Discontinued Operations - Schedule of Discontinued Cash Flows (Details) - Discontinued Operations [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Discontinued Cash Flows [Line Items]
Net loss		$ (211,030)
Changes in operating assets and liabilities:
Prepaid expenses		4,133
Accounts payable		48,997
Net Cash Used in Operating Activities		(157,900)
Cash Flows from Operating Activities:
Proceeds received from parent company		133,182
Repayments to parent company		(76,354)
Net Cash Provided by Financing Activities		56,828
Net change in cash		(101,072)
Cash, beginning of period		101,072	$ 101,072
Cash, end of period
Supplemental disclosure of non-cash financing activity
Forgiveness of loans from parent company		$ 167,482